Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUND, INC.
Entity Central Index Key	0000808303
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005513
Shareholder Report [Line Items]
Fund Name	Spectrum Diversified Equity Fund
Class Name	Investor Class
Trading Symbol	PRSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Diversified Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Diversified Equity Fund - Investor Class	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 4,483,400,000
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	7.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,483,400
Number of Portfolio Holdings	16

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	7.4%

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	99.9%
Short-Term and Other	0.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Value Fund	14.0%
T. Rowe Price All-Cap Opportunities Fund	11.1
T. Rowe Price U.S. Large-Cap Core Fund	11.1
T. Rowe Price Blue Chip Growth Fund	10.8
T. Rowe Price Growth Stock Fund	10.6
T. Rowe Price Equity Income Fund	10.5
T. Rowe Price New Horizons Fund	4.9
T. Rowe Price Small-Cap Value Fund	4.9
T. Rowe Price Growth Stock ETF	3.8
T. Rowe Price Mid-Cap Value Fund	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000227148
Shareholder Report [Line Items]
Fund Name	Spectrum Diversified Equity Fund
Class Name	I Class
Trading Symbol	TSVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Diversified Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Diversified Equity Fund - I Class	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 4,483,400,000
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	7.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,483,400
Number of Portfolio Holdings	16

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	7.4%

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	99.9%
Short-Term and Other	0.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Value Fund	14.0%
T. Rowe Price All-Cap Opportunities Fund	11.1
T. Rowe Price U.S. Large-Cap Core Fund	11.1
T. Rowe Price Blue Chip Growth Fund	10.8
T. Rowe Price Growth Stock Fund	10.6
T. Rowe Price Equity Income Fund	10.5
T. Rowe Price New Horizons Fund	4.9
T. Rowe Price Small-Cap Value Fund	4.9
T. Rowe Price Growth Stock ETF	3.8
T. Rowe Price Mid-Cap Value Fund	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless